Note 10 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Condensed Income Statement [Table Text Block]
Nine Months Ended September 30, 2019
Operating Revenues:
Crude oil sales	$719
Natural gas and natural gas liquid sales	223
Total operating revenues	942
Operating costs and expenses:
Oil and natural gas production	1,190
Production and ad valorem taxes	59
Exploration and abandonment	756
Depletion, depreciation and amortization	650
Accretion of discount on asset retirement obligations	86
General and administrative	2,891
Abandoned project	1,122
Total operating costs and expenses	6,754
Loss from operations	(5,812)
Interest income	107
Net loss	$(5,705)

Condensed Balance Sheet [Table Text Block]
	(a)	(b)	(c)	(d)	(e)	(f)
	HPK LP	Pure	HighPeak Employees, Inc.	Issuance of HighPeak Energy Common Stock	Cash Offering Costs	Deferred Tax Liability	Beginning Balance Sheet on August 22, 2020
Cash and cash equivalents	$1,943	$1	$99	$92,554	$(8,114)	$-	$86,483
Accounts receivable	3,001	-	26	-	-	-	3,027
Total current assets	4,944	1	125	92,554	(8,114)	-	89,510
Total oil and gas properties, net	452,039	-	-	-	-	-	452,039
Other property and equipment, net	436	-	-	-	-	-	436
Total assets	$457,419	$1	$125	$92,554	$(8,114)	$-	$541,985
Current liabilities	$35,794	$2,025	$77	$(9,538)	$-	$-	$28,358
Deferred income tax liability	-	-	-	-	-	39,946	39,946
Notes payable (receivable)	(11,675)	11,675	-	-	-	-	-
Asset retirement obligations	2,398	-	-	-	-	-	2,398
Partners' capital	521,682	-	-	(521,682)	-	-	-
Common stock	-	-	-	9	-	-	9
Additional paid-in capital	-	(13,699)	48	623,765	(8,114)	(39,946)	562,054
Accumulated deficit	(90,780)	-	-	-	-	-	(90,780)
Total stockholders' equity/partner's capital	430,902	(13,699)	48	102,092	(8,114)	(39,946)	471,283
Total liabilities and stockholders' equity/partners' capital	$457,419	$1	$125	$92,554	$(8,114)	$-	$541,985

Business Acquisition, Pro Forma Information [Table Text Block]
	(Unaudited Pro Forma) Year Ended December 31,
	2020	2019
Total revenues	$24,623	$9,057
Net income attributable to Common Stock	(23,310)	(8,838)
Basic and diluted net loss per share	(0.25)	(0.10)